Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BOND (0.2%)

	Consumer Discretionary (0.2%)

53,000	Dana, Inc. 5.500%, 12/15/24 (Cost $52,836)	$54,149

CONVERTIBLE BONDS (22.5%)

	Communication Services (2.3%)

43,000	Eventbrite, Inc.* 0.750%, 09/15/26	45,008

	Liberty Media Corp.

90,000	1.375%, 10/15/23	116,342

31,000	0.500%, 12/01/50*	35,967

105,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	133,646

27,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	37,697

22,000	Sea, Ltd.* 2.375%, 12/01/25	56,127

26,000	Snap, Inc. 0.750%, 08/01/26	61,363

	Twitter, Inc.

116,000	0.000%, 03/15/26*	110,309

47,000	0.250%, 06/15/24	62,664

65,000	Zynga, Inc. 0.250%, 06/01/24	89,025

		748,148

	Consumer Discretionary (6.5%)

38,000	Bloomin’ Brands, Inc.* 5.000%, 05/01/25	91,712

194,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	286,445

100,000	Burlington Stores, Inc.* 2.250%, 04/15/25	151,291

85,000	Chegg, Inc.* 0.000%, 09/01/26	91,379

25,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	57,219

85,000	DraftKings, Inc.* 0.000%, 03/15/28	84,236

95,000	Etsy, Inc.* 0.125%, 09/01/27	125,002

64,000	Expedia Group, Inc.* 0.000%, 02/15/26	70,038

85,000	Ford Motor Company* 0.000%, 03/15/26	86,078

15,000	Guess, Inc. 2.000%, 04/15/24	17,292

43,000	Magnite, Inc.* 0.250%, 03/15/26	41,621

38,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	41,467

95,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	113,331

	NCL Corp., Ltd.*

44,000	5.375%, 08/01/25	76,102

25,000	6.000%, 05/15/24	55,554

175,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	247,156

PRINCIPAL AMOUNT		VALUE

85,000	Shake Shack, Inc.* 0.000%, 03/01/28	$84,884

7,000	Tesla, Inc. 2.000%, 05/15/24	75,334

50,000	Under Armour, Inc.* 1.500%, 06/01/24	98,326

95,000	Vail Resorts, Inc.* 0.000%, 01/01/26	97,513

48,000	Wayfair, Inc.* 0.625%, 10/01/25	51,311

80,000	Winnebago Industries, Inc. 1.500%, 04/01/25	111,083

		2,154,374

	Consumer Staples (0.2%)

85,000	Beyond Meat, Inc.*	81,575

	Energy (0.9%)

55,000	EQT Corp.*^ 1.750%, 05/01/26	80,829

130,000	Pioneer Natural Resources Company* 0.250%, 05/15/25	203,567

		284,396

	Financials (0.2%)

50,000	Ares Capital Corp. 4.625%, 03/01/24	54,526

	Health Care (3.4%)

32,000	CONMED Corp. 2.625%, 02/01/24	50,148

80,000	DexCom, Inc.* 0.250%, 11/15/25	79,003

52,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	106,581

65,000	Exact Sciences Corp. 0.375%, 03/15/27	88,862

37,000	Guardant Health, Inc.* 0.000%, 11/15/27	47,463

85,000	Haemonetics Corp.* 0.000%, 03/01/26	80,884

44,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	40,158

65,000	Insulet Corp. 0.375%, 09/01/26	86,031

46,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	51,351

55,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	70,914

80,000	NeoGenomics, Inc. 0.250%, 01/15/28	80,895

50,000	Oak Street Health, Inc.* 0.000%, 03/15/26	50,109

70,000	Omnicell, Inc.* 0.250%, 09/15/25	99,439

95,000	Pacira BioSciences, Inc.*^ 0.750%, 08/01/25	114,306

36,000	Repligen Corp. 0.375%, 07/15/24	63,481

		1,109,625

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (3.9%)

85,000	Air Canada* 4.000%, 07/01/25	$133,125

55,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	61,705

17,000	Chart Industries, Inc.* 1.000%, 11/15/24	42,416

100,000	JetBlue Airways Corp.* 0.500%, 04/01/26	110,128

115,000	Middleby Corp.* 1.000%, 09/01/25	162,017

45,000	Parsons Corp.*^ 0.250%, 08/15/25	49,444

275,000	Southwest Airlines Company 1.250%, 05/01/25	472,565

80,000	Sunrun, Inc.* 0.000%, 02/01/26	71,918

185,000	Uber Technologies, Inc.* 0.000%, 12/15/25	194,376

		1,297,694

	Information Technology (4.3%)

50,000	Bentley Systems, Inc.* 0.125%, 01/15/26	51,637

41,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	48,773

75,000	Coupa Software, Inc.* 0.375%, 06/15/26	84,709

55,000	Datadog, Inc.* 0.125%, 06/15/25	64,627

	Enphase Energy, Inc.*

65,000	0.000%, 03/01/28	60,313

29,000	0.000%, 03/01/26	27,007

25,000	Five9, Inc.* 0.500%, 06/01/25	33,459

65,000	Itron, Inc.* 0.000%, 03/15/26	64,883

80,000	LivePerson, Inc.* 0.000%, 12/15/26	80,930

150,000	Microchip Technology, Inc. 0.125%, 11/15/24	176,500

30,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	39,857

65,000	Okta, Inc. 0.125%, 09/01/25	87,749

30,000	ON Semiconductor Corp. 1.625%, 10/15/23	62,182

100,000	Repay Holdings Corp.* 0.000%, 02/01/26	98,225

90,000	RingCentral, Inc. 0.000%, 03/01/25	98,527

64,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	80,408

19,000	Shopify, Inc.^ 0.125%, 11/01/25	21,597

47,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	61,801

31,000	Square, Inc.* 0.000%, 05/01/26	34,805

30,000	Wix.com, Ltd.* 0.000%, 08/15/25	31,589

30,000	Workday, Inc. 0.250%, 10/01/22	51,785

PRINCIPAL AMOUNT		VALUE

40,000	Zscaler, Inc.* 0.125%, 07/01/25	$53,343

		1,414,706

	Materials (0.1%)

33,000	MP Materials Corp.* 0.250%, 04/01/26	34,047

	Real Estate (0.7%)

70,000	IH Merger Sub, LLC 3.500%, 01/15/22	99,353

45,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	52,981

75,000	Redfin Corp.* 0.000%, 10/15/25	87,636

		239,970

	TOTAL CONVERTIBLE BONDS (Cost $6,096,112)	7,419,061

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.4%)

	Communication Services (0.7%)

205	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	230,343

	Consumer Discretionary (0.8%)

1,695	Aptiv, PLC 5.500%, 06/15/23	267,624

	Financials (0.8%)

1,180	AMG Capital Trust II^ 5.150%, 10/15/37	66,663

2,895	KKR & Company, Inc.^ 6.000%, 09/15/23	192,952

		259,615

	Health Care (1.4%)

1,095	Avantor, Inc. 6.250%, 05/15/22	98,846

1,300	Boston Scientific Corp. 5.500%, 06/01/23	139,438

	Danaher Corp.

130	4.750%, 04/15/22	198,914

22	5.000%, 04/15/23^	28,494

		465,692

	Industrials (1.9%)

800	Colfax Corp. 5.750%, 01/15/22	144,128

205	Fortive Corp. 5.000%, 07/01/21	204,090

2,430	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	286,691

		634,909

	Information Technology (0.8%)

170	Broadcom, Inc.^ 8.000%, 09/30/22	250,663

See accompanying Notes to Schedule of Investments

2

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Utilities (3.0%)

995	AES Corp. 6.875%, 02/15/24	$102,783

875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	53,144

1,890	Dominion Energy, Inc. 7.250%, 06/01/22	186,808

3,750	DTE Energy Company 6.250%, 11/01/22	186,337

1,945	Essential Utilities, Inc. 6.000%, 04/30/22	111,235

	NextEra Energy, Inc.

4,935	4.872%, 09/01/22	283,318

1,210	6.219%, 09/01/23	60,016

		983,641

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,614,498)	3,092,487

COMMON STOCKS (67.1%)

	Communication Services (7.3%)

515	Alphabet, Inc. - Class A#	1,062,198

4,275	Comcast Corp. - Class A	231,320

2,015	Facebook, Inc. - Class A#	593,478

375	Netflix, Inc.#	195,623

1,710	Walt Disney Company#~	315,529

		2,398,148

	Consumer Discretionary (8.0%)

370	Amazon.com, Inc.#~	1,144,809

2,245	General Motors Company	128,998

1,135	Home Depot, Inc.	346,459

785	Lowe’s Companies, Inc.	149,291

650	McDonald’s Corp.	145,691

2,805	MGM Resorts International	106,562

1,340	NIKE, Inc. - Class B	178,073

895	Starbucks Corp.	97,797

650	Target Corp.	128,745

190	Tesla, Inc.#	126,907

1,310	TJX Companies, Inc.	86,656

		2,639,988

	Consumer Staples (4.7%)

4,990	Coca-Cola Company	263,023

390	Costco Wholesale Corp.	137,467

2,930	Mondelez International, Inc. - Class A	171,493

1,345	PepsiCo, Inc.	190,250

1,740	Philip Morris International, Inc.	154,408

2,065	Procter & Gamble Company	279,663

1,500	Sysco Corp.	118,110

1,570	Walmart, Inc.	213,253

		1,527,667

	Energy (2.2%)

2,925	Chevron Corp.	306,511

3,480	Exxon Mobil Corp.	194,288

1,920	Hess Corp.	135,859

1,505	Marathon Petroleum Corp.	80,503

		717,161

NUMBER OF SHARES		VALUE

	Financials (8.9%)

1,350	American International Group, Inc.	$62,384

583	Assurant, Inc.	82,652

9,845	Bank of America Corp.	380,903

125	BlackRock, Inc.	94,245

2,795	Charles Schwab Corp.	182,178

875	Chubb, Ltd.	138,224

3,415	Citigroup, Inc.	248,441

1,140	Discover Financial Services	108,289

585	Goldman Sachs Group, Inc.	191,295

1,515	Intercontinental Exchange, Inc.	169,195

3,145	JPMorgan Chase & Company	478,763

3,935	KeyCorp	78,621

1,555	Marsh & McLennan Companies, Inc.	189,399

3,875	Morgan Stanley	300,932

510	Northern Trust Corp.	53,606

1,760	US Bancorp	97,346

2,185	Wells Fargo & Company	85,368

		2,941,841

	Health Care (7.6%)

815	Abbott Laboratories	97,670

645	Agilent Technologies, Inc.	82,005

215	Anthem, Inc.	77,174

2,010	Baxter International, Inc.	169,523

1,745	Bristol-Myers Squibb Company	110,162

945	Edwards Lifesciences Corp.#	79,040

345	Eli Lilly & Company	64,453

350	Humana, Inc.	146,738

85	Intuitive Surgical, Inc.#	62,810

1,705	Johnson & Johnson	280,217

2,060	Medtronic, PLC	243,348

2,915	Merck & Company, Inc.	224,717

3,310	Pfizer, Inc.	119,921

230	Stryker Corp.	56,023

360	Thermo Fisher Scientific, Inc.	164,297

1,245	UnitedHealth Group, Inc.	463,227

305	Vertex Pharmaceuticals, Inc.#	65,541

		2,506,866

	Industrials (5.9%)

6,390	Carrier Global Corp.	269,786

3,390	CSX Corp.	326,864

175	FedEx Corp.	49,707

1,610	Honeywell International, Inc.	349,483

1,180	J.B. Hunt Transport Services, Inc.	198,323

790	Northrop Grumman Corp.	255,675

4,860	Raytheon Technologies Corp.	375,532

580	Union Pacific Corp.	127,838

		1,953,208

	Information Technology (19.2%)

765	Accenture, PLC - Class A	211,331

430	Adobe, Inc.#~	204,409

505	Advanced Micro Devices, Inc.#	39,643

13,055	Apple, Inc.	1,594,668

2,510	Cisco Systems, Inc.	129,792

1,375	Fidelity National Information

	Services, Inc.	193,339

495	Global Payments, Inc.	99,782

580	Lam Research Corp.	345,239

1,335	Marvell Technology Group, Ltd.	65,388

845	MasterCard, Inc. - Class A	300,862

1,925	Micron Technology, Inc.#	169,804

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

6,460	Microsoft Corp.~	$1,523,074

665	NVIDIA Corp.	355,063

315	PayPal Holdings, Inc.#	76,495

565	QUALCOMM, Inc.	74,913

830	Salesforce.com, Inc.#	175,852

250	ServiceNow, Inc.#~	125,028

370	Skyworks Solutions, Inc.	67,888

995	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	117,689

2,130	Visa, Inc. - Class A	450,985

		6,321,244

	Materials (2.3%)

580	Celanese Corp. - Class A	86,890

5,565	Freeport-McMoRan, Inc.#	183,255

985	Linde, PLC	275,938

1,110	PPG Industries, Inc.	166,789

240	Vulcan Materials Company	40,500

		753,372

	Real Estate (1.0%)

810	American Tower Corp.	193,639

835	Crown Castle International Corp.	143,728

		337,367

	TOTAL COMMON STOCKS (Cost $12,371,630)	22,096,862

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #

	Information Technology (0.0%)

22	Intel Corp.

140,800	Call, 06/18/21, Strike $70.00	3,366

10 88,210	Micron Technology, Inc. Call, 06/18/21, Strike $90.00	6,200

20140,340	Oracle Corp.

	Call, 06/18/21, Strike $80.00	1,040

		10,606

	Other (0.4%)

65	iShares China Large-Cap ETF

303,290	Call, 06/18/21, Strike $56.00 iShares MSCI EAFE ETF	618

235 1,782,945	Call, 06/18/21, Strike $75.00	64,390

200 1,517,400	Call, 06/18/21, Strike $78.00	11,200

105 560,070	iShares MSCI Emerging Markets Call, 06/18/21, Strike $59.00	2,520

60 320,040	Call, 06/18/21, Strike $57.00	3,510

35 239,820	iShares MSCI Japan ETF Call, 06/18/21, Strike $70.00	4,690

38 839,572	iShares Russell 2000 ETF Call, 06/18/21, Strike $230.00	21,964

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

1	S&P 500 Index

397,289	Put, 05/21/21, Strike $3,750.00	$4,070

		112,962

	TOTAL PURCHASED OPTIONS (Cost $246,624)	123,568

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.9%)

966,239	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $966,239)	966,239

TOTAL INVESTMENTS (102.5%) (Cost $22,347,939)		33,752,366

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.9%)		(966,239)

OTHER ASSETS, LESS LIABILITIES (0.4%)		155,823

NET ASSETS (100.0%)		$32,941,950

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	04/22/21	50,000	$39,789	$187
State Street Bank and Trust	Canadian Dollar	04/22/21	20,000	15,915	293
State Street Bank and Trust	New Taiwanese Dollar	04/22/21	316,000	11,076	(350)
State Street Bank and Trust	New Taiwanese Dollar	04/22/21	177,000	6,204	(107)

					$23

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	04/22/21	193,000	$6,765	$178
State Street Bank and Trust	Canadian Dollar	04/22/21	10,000	7,958	(94)
State Street Bank and Trust	Canadian Dollar	04/22/21	12,000	9,549	(162)
State Street Bank and Trust	New Taiwanese Dollar	04/22/21	288,000	10,095	309
State Street Bank and Trust	Canadian Dollar	04/22/21	13,000	10,345	(3)
State Street Bank and Trust	Canadian Dollar	04/22/21	16,000	12,732	51

See accompanying Notes to Schedule of Investments

4

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2021 (UNAUDITED)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	04/22/21	3,062,000	$107,326	$3,645
Northern Trust Company	Canadian Dollar	04/22/21	168,000	133,690	(1,369)

					$2,555

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at March 31, 2021.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $302,593.
†	Represents investment of cash collateral received from securities on loan as of March 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

5

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Portfolio adopted ASU2017-08 as of January 1, 2020, with no material impact on the Portfolio’s financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Portfolio’s financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2021, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at March 31, 2021 was as follows*:

Cost basis of investments	$22,347,939

Gross unrealized appreciation	11,762,912
Gross unrealized depreciation	(358,485)

Net unrealized appreciation (depreciation)	$11,404,427

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.